INCOME TAXES - Disclosure of non-capital loss carry-forwards expiry (Details) - Tax authority of Canada [Member] - CAD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-Capital Losses	$ 9,940,000	$ 403,000
2019 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Year of Expiry	2039
Non-Capital Losses	$ 79,000
2020 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Year of Expiry	2040
Non-Capital Losses	$ 324,000
2021 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Year of Expiry	2041
Non-Capital Losses	$ 9,537,000